Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 5 – Stockholders’ Equity

 In January 2013, the Company issued 10,000 shares of common stock to an attorney for services rendered, which totaled $10,000.

On February 4, 2013, the Company entered into a lease modification, a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York. Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease and (2) free rent, CAM charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.  The warrant and purchase agreement have customary anti-dilution protections. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $256,800, which will be amortized over the lease term.  Of this amount, $40,415 was expensed in 2013, $44,023 is recorded as a prepaid asset, and $172,362 is recorded as another asset and will be amortized in a period that exceeds one year. On July 31, 2013, pursuant to terms of the warrant, the purchase price was automatically adjusted to $0.25 per share as a result of the Company selling shares of stock on such date in a private placement for $0.25 per share. The warrants were not exercised by February 4, 2014, and expired.

In May, 2013, the Company entered into a strategic advisory agreement with Sunrise Financial Group, Inc., pursuant to which, Sunrise will provide the Company with prospective customer listings and introductions to building owners and managers.  In accordance with the agreement, the Company agreed to issue 620,341 warrants at $.73 per share.  The warrants carry a five year term, and have customary anti- dilution clause, and have been valued as a derivate liability. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $299,044, which will be amortized over the term of the agreement.  Of this amount, $183,521 was expensed in 2013 and $115,523 is recorded as a prepaid asset.

On July 31, 2013, the Company sold pursuant to a securities purchase agreement an aggregate of 4,420,000 shares of its common stock and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of common stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales.  On August 8, 2013, the Company sold pursuant to a securities purchase agreement an aggregate of 600,000 shares of its common stock and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds. Legal costs, which amounted to $10,000, were netted against the proceeds. The warrant and securities purchase agreement have customary anti-dilution protection and registration rights. The warrants carry a five year term, and have customary anti-dilution clause, and have been valued as a derivate liability. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, amounted to $895,800, and was netted against the proceeds of the private placement for a total increase in stockholders’ equity of $349,200 relating to these transactions. The shares and warrants associated with this private placement have been registered with the Securities and Exchange Commission.

On July 31, 2013, the Company issued warrants to purchase 550,000 shares of common stock to two consultants to work with the Company on marketing and lead generation.  The warrants have a 5 year term, vest immediately and have an exercise price of $0.30 per share, which is subject to customary anti-dilution protection and registration rights.

For the year ended December 31, 2012, the Company issued 152,959 shares of common stock to strategic vendors and consultants for goods and services totaling $289,015. During 2012, the Company raised capital through the private placement sales of “units” consisting 7,500 shares of common stock and a warrant to purchase 1,000 shares of common stock for $10 per share. The warrants vest fully two years from the date of unit purchase and have a ten year term. The Company sold 53 units which yielded $795,000.

For the year ended December 31, 2013 and 2012, total stock option expense amounted to $695,250 and $578,887, respectively. In 2013, 1,735,208 stock options were granted, while in 2012 178,000 stock options were granted. Of the options granted in 2013, 520,208 options were granted under the 2008 Equity Incentive Plan, while all of the options granted in 2012 were granted under the 2008 Equity Incentive Plan.

On December 13, 2010, the Board of Directors approved a plan whereby certain employees were issued restricted shares of common stock in lieu of future salary cash payments. The employees forfeited salary over a twelve week period to purchase the common shares, which were valued at fair market value as of the date of grant. The Compensation Committee of the Company’s Board of Directors have approved a change in the vesting date for restricted stock held by certain employees from April 1, 2011 to April 1, 2014. A total of 55,969 shares vested on April 1, 2011, 50,989 vested on August 20, 2013 and the remaining 118,379 shares are scheduled to vest on April 1, 2014.